Document And Entity Information	12 Months Ended
	Dec. 31, 2013	Mar. 14, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	NORTH BAY RESOURCES INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		152,531,443
Amendment Flag	true
Amendment Description	Note 19 pertaining to Subsequent Events was amended to include events that have transpired since the filing of our 10-K on March 17, 2014.
Entity Central Index Key	0001450524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY